Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net loss	$ (69,559)	$ (5,131)	$ (58,415)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	50,224	46,937	58,298
Amortization of fair value of above market acquired time charters	2,366	0	3,108
Amortization of fair value of below market acquired time charters	(179)	(1,360)	(8,843)
Amortization of deferred finance charges	329	329	350
Loss on debt extinguishment	307	0	0
Loss/(gain) on time charter agreement termination	(273)	0	121
Vessel impairment loss	62,020	34,692	75,208
Stock-based compensation	1,362	6,511	1,832
Change in fair value of derivatives	82	282	(31)
Other non-cash charges	31	5	5
Bad debt expense	3,139	2,131	0
Gain from insurance claim	(260)	0	0
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	(153)	5,753	(3,267)
Trade accounts receivable	(3,249)	(1,334)	(2,070)
Inventories	(2,773)	(112)	294
Accrued income	397	(397)	0
Prepaid expenses and other receivables	(957)	(326)	(2,440)
Deposit on forward freight agreements	0	0	2,514
Due from related parties	0	2,507	(2,042)
Due from managers	5	72	1,870
Accounts payable	5,268	(744)	2,946
Due to related parties	(167)	267	180
Accrued liabilities	2,005	(427)	(773)
Due to managers	(7)	55	0
Deferred revenue	646	(1,761)	(2,968)
Net cash provided by Operating Activities	50,604	87,949	65,877
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(96,388)	(87,563)	(49)
Cash paid for above market acquired time charters	(23,065)	0	0
Cash proceeds from vessel sale	0	20,342	19,129
Insurance proceeds	1,076	120	0
Decrease in restricted cash	17,750	7,600	0
Increase in restricted cash	(21,710)	(650)	(20,510)
Net cash used in Investing Activities	(122,337)	(60,151)	(1,430)
Cash Flows from Financing Activities:
Proceeds from bank loans	162,775	26,000	0
Loan repayment	(101,464)	(68,421)	(49,250)
Proceeds from dividend reinvestment	0	0	1,885
Financing fees paid	(1,488)	(310)	(230)
Proceeds from issuance of common stock	28,786	0	0
Offering expenses paid related to the issuance of common stock	(237)	0	0
Cash dividend	(14,391)	(12,385)	(6,185)
Net cash (used in)/ provided by Financing Activities	73,981	(55,116)	(53,780)
Net increase/(decrease) in cash and cash equivalents	2,248	(27,318)	10,667
Cash and cash equivalents at beginning of year	12,824	40,142	29,475
Cash and cash equivalents at end of the year	15,072	12,824	40,142
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 3,893	$ 5,489	$ 9,206